INCOME TAXES - Schedule of Income before Income Tax, Domestic and Foreign (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Domestic	$ 133,707	$ 25,408	$ (486,294)
Foreign	18,218	12,431	18,451
Income (loss) before taxes on income	$ 151,925	$ 37,839	$ (467,843)